ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 6:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
	June 30,	December 31,
	2025	2024
	(Unaudited)
Accrued employee compensation and benefits	$108,845	$95,960
Accrued expenses	67,598	56,528
Advances from customers	5,826	3,431
Income and indirect taxes payable	16,160	15,121
Total	$198,429	$171,040